Borrowings - Additional Information (Details 4) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Aug. 09, 2019
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount	$ 1,439,603	$ 1,344,817	$ 1,208,344
Aeropuertos Argentina 2000 SA
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount	$ 827,300	$ 680,500
Borrowings interest rate				9.75%
Aeropuertos Argentina 2000 SA | Offshore credit facility agreement
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount				$ 35,000